Segment and geographic information (Details) € in Thousands	1 Months Ended	12 Months Ended
	Apr. 22, 2025 segment	Jun. 30, 2026 EUR (€) store item segment	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)
Segment and geographic information
Number of operating segments | segment	2	3
Number of major brands included in portfolio | item		4
Number of retail stores | store		2
Net sales		€ 2,502,695	€ 1,226,314	€ 840,852
Segment EBITDA		(100,187)	606,048	(6,748)
Depreciation, amortization and impairment losses		(55,613)	(25,351)	(15,205)
Finance income (costs), net		(4,195)	(5,072)	(4,772)
Income tax expense		2,752	(3,570)	1,814
Net income (loss) from continuing operations		(157,243)	572,054	(24,911)
IPO related Share-based compensation expenses		19,700	14,300	18,500
Foreign exchange gains, net				1,349
Foreign exchange losses, net		(10,285)	(3,768)
The OUTNET, disposal group
Segment and geographic information
Net sales		176,163	35,963
Off Price | The OUTNET, disposal group
Segment and geographic information
Net sales			35,963
Segment EBITDA			(2,095)
Operating segments | Total segments
Segment and geographic information
Net sales		2,474,169	1,208,709
Segment EBITDA		10,833	48,483
Operating segments | Luxury Mytheresa Segment
Segment and geographic information
Net sales		994,264	916,103	840,852
Segment EBITDA		62,312	44,581	25,840
Operating segments | Online
Segment and geographic information
Net sales				826,690
Segment EBITDA				37,396
Operating segments | Retail Store
Segment and geographic information
Net sales				14,162
Segment EBITDA				4,516
Operating segments | Luxury NAP & MRP
Segment and geographic information
Net sales		994,776	213,829
Segment EBITDA		(5,958)	8,515
Operating segments | Off Price
Segment and geographic information
Net sales		485,129	78,777
Segment EBITDA		(45,522)	(4,614)
Operating segments | Other
Segment and geographic information
Net sales		33,556	19,772
Segment EBITDA		2,484	1,048
Reconciliation
Segment and geographic information
Net sales		(5,030)	(2,167)
Segment EBITDA		(113,504)	556,516
Foreign exchange losses, net		(12,081)
Reconciliation
Segment and geographic information
Segment EBITDA				(32,589)
Other transaction-related, certain legal and other expenses		81,734	52,725	14,081
IPO related Share-based compensation expenses		19,690	14,287	18,508
Bargain purchase gain			623,531
Reconciliation | Luxury Mytheresa Segment
Segment and geographic information
Segment EBITDA				(16,072)
Corporate administrative expenses				€ 16,072
Elimination of intersegment amounts
Segment and geographic information
Net sales		€ 5,030	€ 2,167